Fair Value of Financial Assets and Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value of Financial Assets and Liabilities [Line Items]
Fair Value of Financial Assets and Liabilities

3.     Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

	Fair Value Measurements as of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents – money market funds	$21,000	$—	$—	$21,000
Convertible note receivable	—	—	4,763	4,763
	$21,000	$—	$4,763	$25,763

Liabilities:
Contingent consideration obligations	$—	$—	$294,023	$294,023
Preferred stock warrants	—	—	113,145	113,145
	$—	$—	$407,168	$407,168

	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents – money market funds	$45,000	$—	$—	$45,000
Convertible note receivable	—	—	4,715	4,715
	$45,000	$—	$4,715	$49,715

Liabilities:
Contingent consideration obligations	$—	$—	$273,367	$273,367
Preferred stock warrants	—	—	76,640	76,640
	$—	$—	$350,007	$350,007

During the three months ended March 31, 2021 and 2020, there were no transfers between Level 1, Level 2 and Level 3.

The Company’s cash equivalents consisted of money market funds. The money market fund was valued using inputs observable in active markets for similar securities, which represents a Level 1 measurement in the fair value hierarchy.

The carrying values of accounts receivable, accounts payable, deferred revenue and other current liabilities approximate fair value in the accompanying condensed consolidated financial statements due to the short-term nature of those instruments.

Valuation of Contingent Consideration

The fair value measurement of the contingent consideration obligations is determined using Level 3 inputs and is based on a probability-weighted income approach. The measurement is based upon unobservable inputs supported by little or no market activity based on the Company’s own assumptions.

The following table presents a reconciliation of contingent consideration obligations measured on a recurring basis using Level 3 inputs as of March 31, 2021 and December 31, 2020:

	Balance as of December 31, 2020	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of March 31, 2020
Liabilities:
Contingent consideration obligations	$273,367	$—	$—	$20,656	$294,023

	Balance as of December 31, 2019	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of December 31, 2020
Liabilities:
Contingent consideration obligations	$328,933	$—	$—	$(55,566)	$273,367

The fair value of the liability to make potential future milestone and earn-out payments was estimated by the Company at each reporting date based, in part, on the results of a third-party valuation using a discounted cash flow analysis based on various assumptions, including the probability of achieving specified events, discount rates, and the period of time until earn-out payments are payable and the conditions triggering the milestone payments are met. The actual settlement of contingent consideration could differ from current estimates based on the actual occurrence of these specified events.

At each reporting date, the Company revalues the contingent consideration obligation to estimated fair value and records changes in fair value as income or expense in the Company’s consolidated statement of operations. Changes in the fair value of the contingent consideration obligations may result from changes in discount periods and rates, changes in the timing and amount of revenue estimates and changes in probability assumptions with respect to the likelihood of achieving the various contingent consideration obligations. The Company has classified all of the contingent consideration as a long-term liability in the consolidated balance sheet as of March 31, 2021 and December 31, 2020. See Note 9, “Commitment and Contingencies”, for more information on contingent consideration.

Valuation of Preferred Stock Warrant Liability

The preferred stock warrant liability at March 31, 2021 and December 31, 2020 is composed of the fair value of warrants to purchase shares of Series B convertible preferred stock that were issued in 2020. Warrants were issued to Dragasac Limited (“Dragasac”) in January 2020 for no consideration and were recorded at fair value at the date of issuance (see Note 10). The liability associated with the warrants was recorded at fair value on the dates the warrants were issued and exercisable and is subsequently remeasured to fair value at each reporting date. The aggregate fair value of the warrant liability was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.

The Company used a lattice model to value the warrants issued as the exercise price was a function of the stock price. In the application of each model, estimates and assumptions impacting the fair value measurement include the fair value per share of the underlying shares of the Company’s Series B convertible preferred stock, risk-free interest rate, and exercise date with considerations of the earlier of when the investor is required to exercise and the anticipated exit date. The most significant assumption in the forward contract model impacting the fair value of the preferred stock warrants is the fair value of the Company’s convertible preferred stock as of each remeasurement date. The Company determines the fair value per share of the underlying preferred stock by taking into consideration the most recent sales of its convertible preferred stock, results obtained from third-party valuations and additional factors that are deemed relevant.

As of March 31, 2021 and December 31, 2020, the fair value of the Series B convertible preferred stock warrants was $113,145 and $76,640, respectively. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the estimated remaining term of the warrants.

The following table provides a roll-forward of the aggregate fair values of the Company’s warrant liability for which fair values are determined using Level 3 inputs:

Balance as of December 31, 2019	$—
Fair value of warrants issued in connection with Series B preferred stock sale	17,954
Issuance of warrant at fair value*	11,988
Loss recognized in earnings from change in fair value	46,698
Balance as of December 31, 2020	$76,640

*        The warrants issued at fair value were immediately charged to expense see Note 10

Balance as of December 31, 2020	$76,640
Loss recognized in earnings from change in fair value	36,505
Balance as of March 31, 2021	$113,145

The fair value of the warrants issued to Dragasac was $38,223 as of March 31, 2021. Significant inputs for the warrants issued to Dragasac are as follows:

	March 31, 2021	December 31, 2020
Fair value of common stock	$3.55 – 6.95	$3.20 – 5.34
Exercise price(a)	$5.20	$5.20
Term	2.05 – 3.88	0.33 – 1.33
Volatility	90%	90%
Risk-free interest rate	0.17% – 0.63%	0.09% – 0.10%

(a)      The exercise price is the lower of $5.20 per share or eighty percent (80%) of either (i) the value attributed to one share of Series B Preferred Stock upon a consummation of a change of control or the closing of a strategic transaction or (ii) the price at which one (1) share of the common stock is sold to the public in an initial public offering. As amended on March 16, 2020, the warrants are exercisable on the first to occur of (a) March 16, 2025, (b) the consummation of the Company’s initial public offering, (c) the consummation of a change of control and (d) the closing of a strategic transaction pursuant to which the Company’s shareholders exchange their existing shares of capital stock in the Company for shares in a company whose shares are listed on a national stock exchange.

The fair value of the warrants issued in connection with the Series B Preferred Stock was $74,922 as of March 31, 2021. Significant inputs for the warrants issued in connection with the Series B Preferred Stock are as follows:

	March 31, 2021	December 31, 2020
Fair value of common stock	$3.55 – 6.95	$3.20 – 5.34
Exercise price(b)	$5.79	$5.79
Term	2.05 – 3.88	0.33 – 1.33
Volatility	90%	90%
Risk-free interest rate	0.17% – 0.63%	0.09% – 0.10%

(b)      The warrants are exercisable at a price of $5.787 per share on the first to occur of (a) the 60-month anniversary of the date of issuance of the warrants, (b) the consummation of an agreement for a public exit event (c) the consummation of a change of control.

Valuation of the Convertible Note Receivable

The convertible note receivable was received in connection with the disposition of the UltraMIST business. At any time on or after January 1, 2021, at the sole discretion of the Company, amounts outstanding under the convertible note receivable (including accrued interest) may be converted into Sanuwave common stock at a defined rate. The convertible promissory note must be paid on or before August 6, 2021. The fair value of this note is determined using Level 3 inputs and is based on a bond valuation which employs a credit default model. The measurement is based upon unobservable inputs supported by little or no market activity based on the Company’s own assumptions.

In the application of each model, estimates and assumptions impacting the fair value measurement include: the fair value of the Company’s common stock price, the point in time when the note will be called, the risk free rate of interest, volatility and default rates.

Significant inputs for the convertible note valuation model are as follows:

	March 31, 2021	December 31, 2020
Face value	$4,000	$4,000
Coupon rate	12%	12%
Stock price	$0.17	$0.19
Term	0.25 – 0.35	0.6
Risk-free interest rate	0.05%	0.09%
Volatility	84%	70%

4.     Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents – money market funds	$45,000	$—	$—	$45,000
Convertible note receivable	—	—	4,715	4,715
	$45,000	$—	$4,715	$49,715

Liabilities:
Contingent consideration obligations	—	—	273,367	273,367
Preferred stock warrants	—	—	76,640	76,640
	$—	$—	$350,007	$350,007

	Fair Value Measurements as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents – money market funds	$—	$—	$—	$—
	$—	$—	$—	$—

Liabilities:
Contingent consideration obligations	—	—	328,933	328,933
	$—	$—	$328,933	$328,933

During the years ended December 31, 2020 and 2019, there were no transfers between Level 1, Level 2 and Level 3.

The Company’s cash equivalents consisted of money market funds. The money market fund was valued using inputs observable in active markets for similar securities, which represents a Level 1 measurement in the fair value hierarchy.

The carrying values of accounts receivable, accounts payable, deferred revenue and other current liabilities approximate fair value in the accompanying consolidated financial statements due to the short-term nature of those instruments.

Valuation of Contingent Consideration

The fair value measurement of the contingent consideration obligations is determined using Level 3 inputs and is based on a probability-weighted income approach. The measurement is based upon unobservable inputs supported by little or no market activity based on the Company’s own assumptions.

The following table presents a reconciliation of contingent consideration obligations measured on a recurring basis using Level 3 inputs as of December 31, 2020 and 2019:

	Balance as of December 31, 2019	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of December 31, 2020
Liabilities:
Contingent consideration obligations	$328,933	$—	$—	$(55,566)	$273,367

	Balance as of December 31, 2018	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of December 31, 2019
Liabilities:
Contingent consideration obligations	$263,641	$—	$(3,575)	$68,867	$328,933

The fair value of the liability to make potential future milestone and earn-out payments was estimated by the Company at each reporting date based, in part, on the results of a third-party valuation using a discounted cash flow analysis based on various assumptions, including the probability of achieving specified events, discount rates, and the period of time until earn-out payments are payable and the conditions triggering the milestone payments are met. The actual settlement of contingent consideration could differ from current estimates based on the actual occurrence of these specified events.

At each reporting date, the Company revalues the contingent consideration obligation to estimated fair value and records changes in fair value as income or expense in the Company’s consolidated statement of operations. Changes in the fair value of the contingent consideration obligations may result from changes in discount periods and rates, changes in the timing and amount of revenue estimates and changes in probability assumptions with respect to the likelihood of achieving the various contingent consideration obligations. The Company has classified all of the contingent consideration as a long-term liability in the consolidated balance sheet as of December 31, 2020 and 2019. See Note 10, “Commitment and Contingencies”, for more information on contingent consideration.

Valuation of Preferred Stock Warrant Liability

The preferred stock warrant liability at December 31, 2020 is composed of the fair value of warrants to purchase shares of Series B convertible preferred stock that were issued in 2020. Warrants were issued to Dragasac Limited (“Dragasac”) in January 2020 for no consideration and were recorded at fair value at the date of issuance (see Note 11). The liability associated with the warrants was recorded at fair value on the dates the warrants were issued and exercisable and is subsequently remeasured to fair value at each reporting date. The aggregate fair value of the warrant liability was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. As of December 31, 2019, all preferred stock warrants issued in 2018 were exercised.

The Company used a lattice model to value the warrants issued as the exercise price was a function of the stock price. In the application of each model, estimates and assumptions impacting the fair value measurement include the fair value per share of the underlying shares of the Company’s Series B convertible preferred stock, risk-free interest rate, and exercise date with considerations of the earlier of when the investor is required to exercise and the anticipated exit date. The most significant assumption in the forward contract model impacting the fair value of the preferred stock warrants is the fair value of the Company’s convertible preferred stock as of each remeasurement date. The Company determines the fair value per share of the underlying preferred stock by taking into consideration the most recent sales of its convertible preferred stock, results obtained from third-party valuations and additional factors that are deemed relevant.

As of December 31, 2020, the fair value of the Series B convertible preferred stock warrants was $76,640. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the estimated remaining term of the warrants. The exercise date is solely based on management’s assumption and determination of the Company’s progress to the realization of an initial public offering.

The following table provides a roll-forward of the aggregate fair values of the Company’s warrant liability for which fair values are determined using Level 3 inputs:

Balance as of December 31, 2018	$1,596
Loss recognized in earnings from change in fair value	4,226
Exercise or expiration of warrants	(5,822)
Balance as of December 31, 2019	$—

Balance as of December 31, 2019	$—
Fair value of warrants issued in connection with Series B preferred stock sale	17,954
Issuance of warrant at fair value*	11,988
Loss recognized in earnings from change in fair value	46,698
Balance as of December 31, 2020	$76,640

*        The warrants issued at fair value were immediately charged to expense (see Note 11).

Significant inputs for the warrants issued to Dragasac are as follows:

	Issuance January 9, 2020	December 31, 2020
Fair value of common stock	$3.06	$ 4.65
Exercise price(a)	$5.20	$5.20
Term	0.98 – 2.98	0.33 – 1.33
Volatility	60%	90%
Risk-free interest rate	1.53% – 1.58%	0.09% – 0.10%

____________

(a)      The exercise price is the lower of $5.20 per share or eighty percent (80%) of either (i) the value attributed to one share of Series B Preferred Stock upon a consummation of a change of control or the closing of a strategic transaction or (ii) the price at which one (1) share of the common stock is sold to the public in an initial public offering. As amended on March 16, 2020, the warrants are exercisable on the first to occur of (a) March 16, 2025, (b) the consummation of the Company’s initial public offering, (c) the consummation of a change of control and (d) the closing of a strategic transaction pursuant to which the Company’s shareholders exchange their existing shares of capital stock in the Company for shares in a company whose shares are listed on a national stock exchange.

Significant inputs for the warrants issued to in connection with the Series B Preferred Stock are as follows:

	Issuance March 16, 2020	December 31, 2020
Fair value of common stock	$2.66	$4.65
Exercise price(b)	$5.79	5.79
Term	0.79 – 2.79	0.33 – 1.33
Volatility	70%	90%
Risk-free interest rate	0.29% – 0.41%	0.09% – 0.10%

(b)      The warrants are exercisable at a price of $5.787 per share on the first to occur of (a) the 60-month anniversary of the date of issuance of the warrants, (b) the consummation of an agreement for a public exit event (c) the consummation of a change of control.

Valuation of the Convertible Note Receivable

The convertible note receivable was received in connection with the disposition of the UltraMIST business. At any time on or after January 1, 2021, at the sole discretion of the Company, amounts outstanding under the convertible note receivable (including accrued interest) may be converted into Sanuwave common stock at a defined rate. The convertible promissory note must be paid on or before August 6, 2021. The fair value of this note is determined using Level 3 inputs and is based on a bond valuation which employs a credit default model. The measurement is based upon unobservable inputs supported by little or no market activity based on the Company’s own assumptions.

In the application of each model, estimates and assumptions impacting the fair value measurement include: the fair value of the Company’s common stock price, the point in time when the note will be called, the risk-free rate of interest, volatility and default rates.

Significant inputs for the convertible note valuation model are as follows:

	Issuance August 6, 2020	December 31, 2020
Face value	$4,000	$4,000
Coupon rate	12%	12%
Stock price	$0.24	$0.19
Term	1.0	0.6
Risk-free interest rate	0.14%	0.09%
Volatility	80%	70%

Gx Acquisition Corp [Member]
Fair Value of Financial Assets and Liabilities [Line Items]
Fair Value of Financial Assets and Liabilities

NOTE 9. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$291,784,977	$291,797,144

Liabilities:
Warrant Liability – Public Warrants	1	15,182,500	41,400,000
Warrant Liability – Private Placement Warrants	3	7,980,000	22,400,000

The Private Placement Warrants were initially valued using a Monte Carlo Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Monte Carlo model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. A Monte Carlo simulation methodology was used in estimating the fair value of the public warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Placement Warrants. For periods subsequent to the detachment of the warrants from the Units, the close price of the public warrant price was used as the fair value as of each relevant date.

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement and December 31, 2020:

Input	March 31, 2021	December 31, 2020
Risk-free interest rate	0.94%	0.41%
Trading days per year	250	250
Expected volatility	11.0%	11.0%
Exercise price	$11.50	$11.50
Stock Price	$10.08	$11.00

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$22,400,000	$41,400,000	$63,800,000
Change in valuation inputs or other assumptions	(14,420,000)	(25,587,500)	(40,007,500)
Fair value as of March 31, 2021	$7,980,000	$15,812,500	$23,792,500

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.

NOTE 11. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		As of December 31,
Description	Level	2020	2019
Assets:
Marketable securities held in Trust Account	1	$291,797,144	$290,594,540

Liabilities:
Warrant Liability – Public Warrants	1	41,400,000	11,500,000
Warrant Liability – Private Placement Warrants	2	22,400,000	5,670,000

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.

The Private Placement Warrants were initially valued using a Monte Carlo Pricing Model, which is considered to be a Level 3 fair value measurement. The Monte Carlo model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. A Monte Carlo simulation methodology was used in estimating the fair value of the public warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Placement Warrants. For periods subsequent to the detachment of the warrants from the Units, the close price of the public warrant price was used as the fair value as of each relevant date.

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement and December 31, 2020:

Input	December 31, 2020	December 31, 2019
Risk-free interest rate	0.41%	1.73%
Trading days per year	250	250
Expected volatility	16.0%	5.0%
Exercise price	$11.50	$11.50
Stock Price	$11.00	$9.95

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2018	$—	$—	$—
Initial measurement on May 23, 2019	7,280,000	14,375,000	21,655,000
Change in valuation inputs or other assumptions	(1,610,000)	(2,875,000)	(4,485,000)
Fair value as of December 31, 2019	5,670,000	11,500,000	17,170,000
Change in valuation inputs or other assumptions	16,730,000	29,900,000	46,630,000
Fair value as of December 31, 2020	$22,400,000	$41,400,000	$63,800,000

There was a transfer out of Level 3 into Level 2 in the amount of $21,655,000 as of September 30, 2019.